Condensed financial information of the Company - Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (38,120,563)	$ (74,244,144)	$ (96,106,518)
Operating loss	38,971,424	48,293,553	(49,402,590)
Interest expense	(117,409,422)	(176,940,318)	(158,008,411)
Interest income	3,121,364	4,779,314	8,207,327
Net gain on debt extinguishment	48,643,696	169,932,886	9,620,914
Loss on short-term investments	(700,539)	(7,626,097)	(71,675,454)
Other expenses	15,962,738	25,426,872	(1,968,849)
(Loss)/income from operations before income taxes	8,876,197	85,807,162	(249,441,263)
Income taxes expenses	(54,899,488)	(55,275,451)	(9,241,462)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(51,018,739)	40,282,025	(263,353,561)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(5,025,283)	(6,770,114)	(67,014,536)
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(54,936,969)	35,294,331	(319,892,318)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,768,324)	(1,962,954)	(4,993,180)
Operating loss	(1,768,324)	(1,962,954)	(4,993,180)
Interest expense	(72,854,767)	(116,296,860)	(107,459,673)
Interest income	620	1,102	1,139
Net gain on debt extinguishment	13,018,597	169,932,886	9,620,914
Loss on short-term investments	(89,189)	(660,022)	(68,931,940)
Other expenses	1,207,746	6,760,754	1,395,668
Equity in (loss)/profit of subsidiaries, net	9,466,578	(17,492,881)	(92,986,489)
(Loss)/income from operations before income taxes	(51,018,739)	40,282,025	(263,353,561)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(51,018,739)	40,282,025	(263,353,561)
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	(3,918,230)	(4,987,693)	(56,538,757)
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (54,936,969)	$ 35,294,332	$ (319,892,318)